Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes
15.	INCOME TAXES
For financial reporting purposes, loss before taxes includes the following components:

Year ended December 31,	2025	2024
Canadian	$(37,542,035)	$(25,501,790)
Foreign	(1,044,526)	(240,895)

Total	$(38,586,561)	$(25,742,685)

The income tax expense consists of the following:

Year ended December 31,	2025		2024
Canadian
Current		$—		$—
Deferred		$—		$—

		$—		$—
Foreign
Current Deferred	$ $	19,091 —	$ $	1,804 —

		$19,091		$1,804
Total
Current		$19,091		$1,804
Deferred		$—		$—

		$19,091		$1,804

For the year ended	December 31, 2025	December 31, 2025	December 31, 2024	December 31, 2024
Net loss before income taxes	$(38,586,561)		$(25,742,685)

Canadian income tax rates	$(5,787,984)	15.0%	$(3,861,403)	15.0%
Domestic Tax Effects - Federal
Changes in valuation allowance	6,601,187	(2.6%)	2,827,922	(1.6%)
Non - taxable or non - deductible Items - Stock-Based Compensation	1,306,925	(0.5%)	486,006	(0.3%)
Share issuance costs recognized	(985,305)	0.4%	(366,568)	0.2%
Adjustments made in prior years	(449,217)	0.2%	(531,518)	(0.3%)
Other	(825,110)	0.3%	1,409,327	(0.8%)
Domestic Tax Effects - Provincial	(111,604)	0.0%	(28,986)	0.0%
Foreign Tax Effects
United States - Federal
Rate differential	(4,073)	0.0%	(3,733)	0.0%
Changes in valuation allowance	3,850	0.0%	(462,048)	0.3%
Adjustments made in prior years	(387)	0.0%	449,828	(0.3%)
United States - Local	1,363	0.0%	58	0.0%
Other	(291)	0.0%	900	0.0%
Australia
Rate differential	(29,971)	0.0%	(9,113)	0.0%
Changes in valuation allowance	164,638	(0.1%)	19,167	0.0%
Non - taxable or non - deductible items	142,724	(0.1%)	68,749	0.0%
Adjustments made in prior years	958	0.0%	—	(0.0%)
Other	(8,612)	0.0%	3,215	(0.0%)

Income tax expense	$19,091	0.0%	$1,804	0.0%

Income tax expense for the year ended December 31, 2025 arose from the operations of Eupraxia Pharma USA Inc., the Company’s wholly-owned subsidiary in the United States.

Deferred income tax assets and liabilities result from the temporary differences between the amount of assets and liabilities recognized for financial statement and income tax purposes. The significant components of the Company’s net deferred income tax assets are as follows:

	December 31, 2025	December 31, 2024
Depreciable assets	$2,858,869	$2,680,667
Lease obligation	449	1,306
Non-capital losses	30,555,303	22,217,470
Share issue costs Scientific research and experimental development pool	2,043,066 4,702,033	932,557 3,131,664
Tax credits - Federal Tax credits - Provincial	2,184,007 1,003,991	1,664,384 680,589
Other	18,365	14,206
Less: valuation allowance	(43,366,083)	(31,322,843)

Net deferred income tax assets	$—	$—

In assessing the realizability of the Company’s deferred income tax assets, Management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which temporary differences become deductible and the loss carry-forwards or tax credits can be utilized. A full valuation allowance continues to be applied against deferred income tax assets as the Company has assessed that the realization of such assets does not meet the more likely than not criteria.
There are no unrecognized income tax benefits as of December 31, 2025, or 2024. Due to the net operating loss carryover position coupled with the lack of any unrecognized tax benefits, no provision has been made for any interest or penalties associated with any uncertain tax positions. It is not anticipated that there will be any significant changes to unrecognized tax benefits within the next 12 months.

The Company and its foreign subsidiaries have available
non-capital
losses for Canadian, Australian and US income tax purposes which may be carried forward to reduce taxable income in future years. If not utilized, the non-capital
losses in each jurisdiction will expire as follows (all amounts expressed in USD):

Expiry date	Non-capital losses– Canada	Non-capital losses – US	Non-capital losses – Australia
2031	$271,386	$—	$—
2032	555,448	322,050	—
2033	2,394,691	1,111,122	—
2034	2,832,729	160,000	—
2035	2,379,915	160,000	—
2036	3,664,523	160,048	—
2037 2038	7,038,955 4,124,133	160,000 —	— —
2039	1,624,814	—	—
2040	139,060	—	—
2041	8,833,834	—	—
2042	12,384,582	—	—
2043	16,969,013	—	—
2044	20,840,892	—	—
2045	26,641,368	—	—
Unlimited	—	131,667	681,778

	$110,695,344	$2,204,887	$681,778
The Company also has approximately $17,414,936 of SR&ED expenditures that may be carried forward indefinitely to be deducted against future Canadian taxable income. It also has federal investment tax credits of approximately $2,991,790 available to offset future Canadian federal income taxes payable as well as provincial investment tax credits of approximately $1,031,793. The federal tax credits are available to be carried forward 20 years (expiring in 2036 to 2045) to offset future Canadian federal income taxes payable and the provincial tax credits are available to be carried forward 10 years (expiring in 2026 to 2035) to offset future BC income taxes payable. The benefit of the investment tax credits has not been recognized as their realization is not reasonably assured.
The Company files income tax returns in Canada, United States and Australia, the jurisdictions in which the Company believes that it is subject to tax. In jurisdictions in which the Company does not believe it is subject to tax and therefore does not file income tax returns, the Company can provide no certainty that tax authorities in those jurisdictions will not subject one or more tax years (since the inception of the Company) to examination. Further, while the statute of limitations in each jurisdiction where an income tax return has been filed generally limits the examination period, as a result of loss carry-forwards, the limitation period for examination generally does not expire until several years after the loss carry-forwards are utilized. Other than routine audits by tax authorities for tax credits and tax refunds that the Company claims, the Company is not aware of any other material income tax examination currently in progress by any taxing jurisdiction. Tax years ranging from 2012 to 2025 remain subject to examinations in Canada and the United States and 2022 to 2025 for Australia.